Financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Borrowings and financing	R$ 17,723,836	R$ 17,258,624	R$ 13,244,709	R$ 13,152,796
Accounts payables to suppliers and contractors	236,763	263,741
Services payable	469,027	453,750
Program contract commitments	122,647	231,480
Public-Private Partnership - PPP	3,060,185	3,175,273
Fair Values [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing	17,947,954	17,702,649
Accounts payables to suppliers and contractors	236,763	263,741
Services payable	469,027	453,750
Program contract commitments	122,647	231,480
Public-Private Partnership - PPP	R$ 3,060,185	R$ 3,175,273